Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
	December 31, 2021	September 30, 2021
Directors’ compensation	$180,538	$170,538
Professional fees	295,719	125,697
Accounts payable	97,407	54,831
Other	5,687	29,655
Total	$579,351	$380,721

	September 30, 2021	September 30, 2020
Directors’ compensation	$170,538	$130,537
Professional fees	125,697	46,640
Accounts payable	54,831	—
Interest payable	—	35,229
Other	29,655	—
Total	$380,721	$212,406